Related Party Transactions (Details) - Schedule of sales to related parties, purchases from related parties and services provided by related parties - Sales [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SALES TO:
Total Sales			$ 192,841
Like [Member]
SALES TO:
Total Sales
Zhenyu [Member]
SALES TO:
Total Sales			5,778
Quanmin Chongai [Member]
SALES TO:
Total Sales			187,063
Liujiayi [Member]
SALES TO:
Total Sales
TDH Group BVBA [Member]
SALES TO:
Total Sales